Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Contract assets	$ 0		$ 0		$ 0	$ 0
Receivable related to contracts with customers	22,400		22,400		32,000	25,900
Contract liability	3,200		3,200		3,000	5,200
Revenue recognized on contract liability	100	$ (100)	300	$ 100	100	500	$ 0
Capitalized costs to obtain a contract	4,200		4,200		3,600	$ 4,400
Remaining performance obligations	1,214		1,214		1,287
Plant and equipment
Disaggregation of Revenue [Line Items]
Capitalized cost, impairment loss				$ 800	800
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations					160
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	87		87
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations					159
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-07-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	159		159
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations					158
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-07-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	158		158
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations					148
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-07-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	148		148
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations					97
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-07-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	97		97
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations					$ 565
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-07-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 565		$ 565